Interest-bearing loans and borrowings - Additional Information (Detail) - INR (₨) ₨ in Thousands				12 Months Ended
	Nov. 02, 2020	Sep. 24, 2020	Sep. 23, 2020	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020
Disclosure Of Interest Bearing Loans And Borrowings [Line Items]
Amount of long term borrowings for which covenant could not be met				₨ 10,341,000		₨ 2,916,000
Waiver applied				3,664,000
Borrowings prepaid subsequently through refinancing				41,362,000
Zemira Renewables Private Limited
Disclosure Of Interest Bearing Loans And Borrowings [Line Items]
Borrowings, Yield percentage			14.45%
Borrowings		₨ 3,178,000		3,047,000
Principal amount for which moratorium period availed					₨ 29,000
Interest amount for which moratorium period availed					₨ 33,000
Issue of redeemable non convertible instruments			₨ 3,075,000
Repayment of borrowings	₨ 103,370	₨ 3,075,000
Zemira Renewables Private Limited | Piramal Capital Housing Finance Limited
Disclosure Of Interest Bearing Loans And Borrowings [Line Items]
Borrowings				2,149,000
Zemira Renewables Private Limited | PHLF INVEST Private Limited
Disclosure Of Interest Bearing Loans And Borrowings [Line Items]
Borrowings				898,000
Embedded Derivatives | Financial liabilities at fair value through profit or loss, category
Disclosure Of Interest Bearing Loans And Borrowings [Line Items]
Financial liabilities at fair value				0
Secured Term Loans From Bank
Disclosure Of Interest Bearing Loans And Borrowings [Line Items]
Amount of long term borrowings for which covenant could not be met				₨ 3,895,000		2,916,000
Waiver received						2,916,000
Listed Senior Secured Notes | Bottom of range [Member]
Disclosure Of Interest Bearing Loans And Borrowings [Line Items]
Borrowings, Repayment terms				September 2022
Listed Senior Secured Notes | Top of range [Member]
Disclosure Of Interest Bearing Loans And Borrowings [Line Items]
Borrowings, Repayment terms				February 2027
Compulsory Convertible Preference Shares
Disclosure Of Interest Bearing Loans And Borrowings [Line Items]
Borrowings, Yield percentage				15.02%
Compulsory Convertible Preference Shares | Series A Compulsory Convertible Preference Shares
Disclosure Of Interest Bearing Loans And Borrowings [Line Items]
Preferred rate of dividend				0.0001%
Threshold conversion term				3 years
Secured Term Loans From Financial Institutions
Disclosure Of Interest Bearing Loans And Borrowings [Line Items]
Amount of long term borrowings for which covenant could not be met				₨ 6,446,000		₨ 0